JPMorgan Trust II

February 17, 2012

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II on behalf of JPMorgan Limited Duration Bond Fund (the “Fund”)

File No. 811-4236

Ladies and Gentlemen:

On behalf of the Fund, and pursuant to Section 14(a) of the Securities Exchange Act of 1934, I hereby transmit for filing with the Securities and Exchange Commission, a preliminary form of proxy statement with respect to the Fund.

Please call me at (614) 248-5749 with any questions you may have.

Very truly yours,

/s/ Jessica K. Ditullio
Assistant Secretary

cc:	Vincent D. Stefano